Dec. 30, 2015

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETFTM

Supplement dated May 2, 2016 to the Prospectus dated December 30, 2015, and

Statement of Additional Information (SAI) dated December 30, 2015, as supplemented

January 4, 2016, February 25, 2016 and March 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective May 2, 2016, the management fee of Schwab U.S. Small-Cap ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Small-Cap ETF	0.08%	0.07%

Accordingly, the following changes to the Prospectus and SAI are effective May 2, 2016:

1.	The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual fund operating expenses	0.07

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$7	$23	$40	$90